3. MATERIAL ACCOUNTING POLICIES: Long-Term Assets (Policies)	12 Months Ended
Dec. 31, 2025
Policies
Long-Term Assets

Long-Term Assets

The Company reviews the carrying value of property, plant, and equipment for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash   expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized as equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends, and prospects, as well as the effects of obsolescence, demand, competition, and other economic factors.

As of December 31, 2025, other long-term assets amounted to $ 1,080,656. This balance includes $ 736,535 relating to a long-term whole life insurance policy obtained for the Chief Executive Officer, under which the Company is the beneficiary. The remaining $ 344,121 represents security deposits paid for office spaces occupied under long-term lease arrangements and other long-term assets.